RELATED PARTY TRANSACTIONS - Founder Shares (Details) - USD ($)		9 Months Ended	12 Months Ended
	Jun. 07, 2021	Dec. 31, 2021	Dec. 31, 2022	Oct. 20, 2022	Oct. 31, 2021
RELATED PARTY TRANSACTIONS
Aggregate purchase price		$ 25,000	$ 284,424
Common shares, shares outstanding (in shares)				4,156,123
Founder shares | Sponsor
RELATED PARTY TRANSACTIONS
Number of shares issued	4,312,500
Aggregate purchase price	$ 25,000
Shares subject to forfeiture					1,437,500
Common shares, shares outstanding (in shares)					2,875,000